SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payments
Schedule of weighted average fair value of the options and assumptions

In R$	2022	2021	2020	(i)

Fair value of options granted	-	-	4.04
Share price	-	-	18.05
Exercise price	-	-	18.05
Expected volatility	-	-	22.3%
Vesting year	-	-	5
Expected dividends	-	-	5%
Risk-free interest rate	-	-	6.8%	(ii)

(i)	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.

(ii)	The percentages include the grants of stock options and ADRs during the period, with the risk-free interest rate of ADRs calculated in U.S. Dollar.

Schedule of number of outstanding options developed

Thousand options	2022	2021	2020

Options outstanding at January	113,760	127,265	141,736
Options issued during the period	-	-	22
Options exercised during the period	-	(5,247)	(5,730)
Options forfeited during the period	(14,043)	(8,258)	(8,763)
Options outstanding at the end of the year	99,717	113,760	127,265

Schedule of weighted average exercise price

In R$ per share	2022	2021	2020

Options outstanding at January 1	19.92	19.81	18.53
Options issued during the period	-	-	18.05
Options forfeited during the period	22.60	25.27	22.96
Options exercised during the period	-	13.16	8.30
Options outstanding at the end of the period	19.39	19.92	19.81
Options exercisable at the end of the period	20.12	21.14	23.70

Schedule of deferred shares

Thousand deferred shares	2022	2021	2020

Deferred shares outstanding at January	1,168	6,065	7,926
New deferred shares during the period	44	110	153
Deferred shares granted during the period	(214)	(4,964)	(1,901)
Deferred shares forfeited during the period	(109)	(43)	(113)
Deferred shares outstanding at the end of the year	889	1,168	6,065

Restricted and performance shares

Thousand restricted shares	2022	2021	2020

Restricted shares outstanding at January	62,545	43,458	23,836
New restricted shares during the period	49,328	20,629	21,066
Restricted shares granted during the period	(12)	(22)	-
Restricted shares forfeited during the period	(3,007)	(1,520)	(1,444)
Restricted shares outstanding at the end of the year	108,854	62,545	43,458